Note 24 - Provisions. Provisions for Employee Benefits. Changes Over the Period (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision or reversal of provisions line items
Pensions and other post employment at the beginning		€ 4,631,000,000	€ 4,787,000,000
Changes In Provisions For Pensions And Similar Obligations Abstract
Charges to income for the year Provisions for Pensions and Similar Obligations Balance		298,000,000	327,000,000	€ 125,000,000
Interest and similar expenses		44,000,000	63,000,000	77,000,000
Defined benefit plans		49,000,000	49,000,000	58,000,000
Provision Expenses		205,000,000	215,000,000	(10,000,000)
Remeasurement, Charges to equity	[1]	191,000,000	329,000,000	41,000,000
Transfers and other changes Provisions for Pensions and Similar Obligations Balance	[2]	(71,000,000)	(29,000,000)	96,000,000
Benefit Payments		(654,000,000)	(718,000,000)	(779,000,000)
Employer Contributions		(124,000,000)	(65,000,000)	(103,000,000)
Pensions and other post employment at the end		4,272,000,000	4,631,000,000	4,787,000,000
Total Member
Provision or reversal of provisions line items
Pensions and other post employment at the beginning		4,631,000,000	4,787,000,000	5,407,000,000
Changes In Provisions For Pensions And Similar Obligations Abstract
Pensions and other post employment at the end		€ 4,272,000,000	€ 4,631,000,000	€ 4,787,000,000

[1]	Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.12).
[2]	It includes the amount of the sale of BBVA´s U.S. subsidiary (see Notes 1.3, 3 and 21).